Related-party transactions (Tables)	3 Months Ended
Apr. 30, 2019
Related Party [Abstract]
Disclosure of transactions between related parties
The aggregate emoluments of the Directors of the Company are shown below.

	Three months ended April 30, 2019	Three months ended April 30, 2018
	£000s	£000s
Aggregate emoluments	159	152
Pension contributions	4	5
	163	157

The aggregate emoluments of the Directors of the Company and key management are shown below.

	Three months ended April 30, 2019	Three months ended April 30, 2018
	£000s	£000s
Aggregate emoluments	305	311
Pension contributions	11	13
	316	324